Net (Loss) Income per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net (Loss) Income per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Three Months ended September 30,		Nine Months ended September 30,
	2016	2015	2016	2015
Numerator
Net (loss) income (in thousands)	$(897)	$633	$(2,091)	$296
Denominator
Weighted-average number of common shares used in net (loss) income per share – basic	22,324,374	15,979,614	18,970,128	15,974,510
Dilutive potential common shares	—	169,535	—	108,453
Weighted-average number of common shares used in net (loss) income per share – diluted	22,324,374	16,149,149	18,970,128	16,082,963
Net (loss) income per share – basic	(0.04)	0.04	(0.11)	0.02
Net (loss) income per share – diluted	(0.04)	0.04	(0.11)	0.02

The computation of basic and diluted net (loss) income per share attributable to common stockholders the Company for the year ended December 31 is summarized in the following table:

	2015	2014
Numerator
Net (loss) income (in thousands)	$(1,450)	$689
Denominator
Weighted-average number of common shares used in net (loss) income per share – basic	15,974,974	15,950,023
Dilutive potential common shares	—	29,745
Weighted-average number of common shares used in net (loss) income per share – diluted	15,974,974	15,979,768
Net (loss) income per share – basic	(0.09)	0.04
Net (loss) income per share – diluted	(0.09)	0.04